Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
Columbia Seligman Technology and Information Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,425		$ 9,222	$ 13,070	$ 15,272	$ 15,042	$ 19,760	$ 33,614	$ 32,492	$ 33,563	$ 44,489	$ 47,303
Columbia Seligman Technology and Information Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		9,712	13,660	15,842	15,489	20,196	34,101	32,710	33,535	44,125	46,567
Columbia Seligman Technology and Information Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		9,811	13,937	16,326	16,122	21,232	36,205	35,085	36,334	48,279	51,462
Columbia Seligman Technology and Information Fund - Institutional 2 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		9,823	13,965	16,367	16,171	21,305	36,344	35,234	36,497	48,517	51,732
Columbia Seligman Technology and Information Fund Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		9,785	13,878	16,273	16,087	21,204	36,190	35,100	36,379	48,383	51,615
Columbia Seligman Technology and Information Fund -Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	10,000		9,761	13,798	16,083	15,802	20,706	35,137	33,877	34,906	46,152	48,951
Columbia Seligman Technology and Information Fund -Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		9,785	13,867	16,203	15,960	20,966	35,665	34,475	35,611	47,203	50,272
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		10,022	11,795	13,572	13,911	15,505	22,314	21,492	21,929	27,978	31,648
S&P North American Technology Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P North American Technology Sector Index
Accumulated Value	$ 10,000		$ 10,617	$ 14,136	$ 18,570	$ 19,520	$ 25,982	$ 37,573	$ 32,919	$ 37,598	$ 53,018	$ 61,765